CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.1	₪ 0.1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	27,857,620	27,857,620
Ordinary shares, shares outstanding	27,857,620	27,857,620